Audit fees (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Auditor's remuneration [abstract]
Auditor's remuneration for audit services, operating	€ 8,980,000	€ 13,080,000.00
Auditor's remuneration for other services, operating	700,000	710,000
Auditors ramuneration taxes fess	610,000	20,000.00
Auditors remuneration for non-audit services	€ 0	€ 0